Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 24, 2012
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 24, 2012
CSC Small Cap Value Fund (Prospectus Summary) | CSC Small Cap Value Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSCSX
CSC Small Cap Value Fund (Prospectus Summary) | CSC Small Cap Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSCAX